Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions
Note 19 - Related Party Transactions
Transactions with entities over which we have significant influence
The Company’s related parties include its joint venture partners, Perfomex and Perfomex II, with whom the Company engages in various transactions (see Note 6 - Equity Method Investments).
Perfomex provides onshore operational and technical support services to the Company for certain rigs operating in the Americas. These expenses were recognized as rig operating and maintenance expenses in the Unaudited Condensed Consolidated Statements of Operations and consisted of the following:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Rig operating and maintenance expenses - Perfomex	2.3	1.8	4.6	2.8
Total	2.3	1.8	4.6	2.8
The accounts receivable, net balances with our joint venture and directors and officers related parties consisted of the following:

(In $ millions)	June 30, 2026	December 31, 2025
Due from related parties - Perfomex	2.8	2.3
Directors and officers (1)	1.1	—
Total	3.9	2.3
(1) Receivable related to taxes on share options exercised by one director in June 2026 to be reimbursed to the Company.
Transactions with Other Related Parties
The Company also has transactions with the following other related parties:
•     Front End Limited Company (“Front End”) is a minority owner in a consolidated subsidiary of the Company. Front End is an agent and party to a management agreement with this subsidiary to provide management services in the Kingdom of Saudi Arabia, for which it receives a management fee.
Transactions with other related parties are recognized as rig operating and maintenance expenses or general and administrative expenses, based on the nature of the transaction in the Unaudited Condensed Consolidated Statements of Operations.
Transactions with other related parties consisted of the following:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operating expenses - Front End Limited Company	0.4	0.4	0.8	0.8
The Company engaged in transactions in which the Company paid professional fees to our related party Magni, which were directly attributable to our debt offerings. Fees directly attributable to debt financing are recognized as deferred finance charges, which are presented as a reduction to the carrying value of the associated debt balances and are amortized over the term of the facilities as “Interest Expense” in the Unaudited Condensed Consolidated Statements of Operations.
Professional fees from Magni related to the issuance of the Notes were as follows:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Deferred finance charges - Magni	1.0	—	1.0	—